Details of Significant Accounts (Details) - Schedule of Revenue Recognised and Included in Contract Liability - TWD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Revenue Recognised and Included in Contract Liability [Abstract]
Revenue recognised that was included in the contract liability balance at the beginning of the period	$ 99